Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party - Schedule of Crypto Assets Collateral Receivable from Related Party (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Crypto Assets Collateral Receivable from Related Party [Abstract]
Short-term collateral receivables	$ 414,081,147	$ 465,326,145
Long-term collateral receivables, current	15,795,812	200,640,843
Total collateral receivables, current	429,876,959	665,966,988
Long-term collateral receivables, non-current	754,895,423	71,040,098
Collateral receivables - Term loan	72,073,550
Total collateral receivables, non-current	826,968,973	71,040,098
Total collateral receivables	$ 1,256,845,932	$ 737,007,086